CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT)/EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital	Treasury Stock	Statutory Surplus Reserve	Accumulated Other Comprehensive Income/(Loss)	Accumulated Deficit	Shareholders' (Deficit)/Equity	Noncontrolling interest	Total
Beginning Balance at Dec. 31, 2020	$ 33	$ 179,674	$ (3,497)		$ (1,728)	$ (307,348)	$ (132,866)		$ (132,866)
Beginning balance (in shares) at Dec. 31, 2020	325,733,064		2,092,500
Increase (Decrease) in Stockholders' Equity
Exercise of stock options		791					791		791
Exercise of stock options (in shares)	4,287,360
Settlement Of RSU by new issuance (in shares)	4,243,680
Share-based compensation		4,185					4,185		4,185
Share repurchase program			$ (3,143)				(3,143)		(3,143)
Share repurchase program (in shares)			1,815,450
Issuance for acquisition of subsidiaries		3,191					3,191		3,191
Issuance for acquisition of subsidiaries (in shares)	3,225,647
Net income/(loss)						18,738	18,738		18,738
Foreign currency translation adjustment					(4,324)		(4,324)		(4,324)
Ending Balance at Dec. 31, 2021	$ 33	187,841	$ (6,640)		(6,052)	(288,610)	(113,428)		(113,428)
Ending balance (in shares) at Dec. 31, 2021	337,489,751		3,907,950
Increase (Decrease) in Stockholders' Equity
Exercise of stock options		2					2		2
Exercise of stock options (in shares)	34,995
Settlement Of RSU by new issuance (in shares)	291,495
Settlement of RSUs or stock options by reissuance of treasury stocks		(6,640)	$ 6,640
Settlement of RSUs or stock options by reissuance of treasury stocks (in shares)			(3,907,950)
Cancelation of shares	(44)
Share-based compensation		712					712		712
Net income/(loss)						(42,556)	(42,556)		(42,556)
Disposal of discontinued operations		152,980					152,980		152,980
Reclassification of exchange differences on translation of operations to consolidated statement of operations		2,727			(2,727)				(2,727)
Disposal of VIE		(215)					(215)		(215)
Foreign currency translation adjustment					9,082		9,082		9,082
Ending Balance at Dec. 31, 2022	$ 33	337,407			303	(331,166)	6,577		6,577
Ending balance (in shares) at Dec. 31, 2022	337,816,197
Increase (Decrease) in Stockholders' Equity
capital contributions from its investors								$ 147	147
Settlement of RSU by new issuance	$ 1	(1)
Settlement Of RSU by new issuance (in shares)	5,484,000
Share-based compensation		910					910		910
Net income/(loss)						(15,032)	(15,032)		(15,032)
Surplus Reserves				$ 1		(1)
Foreign currency translation adjustment					(629)		(629)	2	(627)
Out of period adjustment						(166)	(166)		(166)
Ending Balance at Dec. 31, 2023	$ 34	$ 338,316		$ 1	$ (326)	$ (346,365)	$ (8,340)	$ 149	$ (8,191)
Ending balance (in shares) at Dec. 31, 2023	343,300,197